RidgeWorth Short-Term U.S. Treasury Securities Fund
SHORT-TERM U.S. TREASURY SECURITIES FUND Summary Section A Shares, C Shares and I Shares
Investment Objective
The Short-Term U.S. Treasury Securities Fund (the “Fund”) seeks high current income, while preserving capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 85 of the Fund’s prospectus and Rights of Accumulation on page 62 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees RidgeWorth Short-Term U.S. Treasury Securities Fund	A Shares	C Shares	I Shares
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	2.50%	none	none
Maximum Deferred Sales Charge (load) (as a % of net asset value)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses RidgeWorth Short-Term U.S. Treasury Securities Fund		A Shares	C Shares	I Shares
Management Fees	[1]	0.35%	0.35%	0.35%
Distribution (12b-1) Fees	[2]	0.18%	1.00%	none
Other Expenses	[3]	0.36%	0.34%	0.38%
Total Annual Fund Operating Expenses		0.89%	1.19%	0.73%
Fee Waivers and/or Expense Reimbursements	[4]	(0.16%)	(0.14%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.73%	1.55%	0.55%
[1]	Restated to reflect a decrease in the Management Fees effective August 1, 2012.
[2]	Effective June 1, 2012, Distribution (12b-1) Fees for C Shares were temporarily reduced from 1.00% to 0.50%.
[3]	Restated to reflect current fees.
[4]	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2013 in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.73%, 1.55% and 0.55% for the A, C and I Shares, respectively. This agreement shall terminate upon the termination of the Investment Advisory Agreement between RidgeWorth Funds and the Adviser, or it may be terminated upon written notice to the Adviser by RidgeWorth Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example RidgeWorth Short-Term U.S. Treasury Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	323	512	716	1,309
C Shares	258	520	906	1,992
I Shares	56	216	389	894

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption RidgeWorth Short-Term U.S. Treasury Securities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	323	512	716	1,309
C Shares	158	520	906	1,992
I Shares	56	216	389	894

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 5 years or less) and shares of registered money market funds that invest in the foregoing. The Fund intends to maintain an average weighted maturity from 1 to 3 years.

The Fund’s Subadviser, StableRiver Capital Management LLC (“StableRiver” or the “Subadviser”), manages the Fund from a total return perspective. That is, the Subadviser makes day to day investment decisions for the Fund with a view toward maximizing total return. In selecting investments for purchase and sale, the Subadviser attempts to identify U.S. Treasury securities with maturities that offer a comparably better return potential and yield than either shorter maturity or longer maturity securities for a given level of interest rate risk.

In addition, to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options and swaps) to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.
Principal Investment Risks
You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Derivatives Risk: In the course of pursuing its investment strategies, the Fund may invest in certain types of derivatives including swaps, foreign currency forward contracts and futures. The Fund is exposed to additional volatility and potential loss with these investments. Losses in these investments may exceed the Fund’s initial investment. Derivatives may be difficult to value, may become illiquid and may not correlate perfectly with the overall securities market.

Futures Contract Risk: The risks associated with futures include: the Subadviser’s ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position, the risk that the counterparty to the transaction will not meet its obligations, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

Short-term U.S. Treasury Securities Risk: Short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund’s exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

U.S. Government Issuers Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of its Treasury obligations to decline. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit, but generally are not backed by the full faith and credit of the U.S. government. U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Performance
The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2012 was (0.10)%.

Best Quarter	Worst Quarter
3.02%	-0.94%
(3/31/08)	(6/30/04)

The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2011)
Average Annual Total Returns RidgeWorth Short-Term U.S. Treasury Securities Fund	1 Year	5 Years	10 Years
A Shares	0.81%	3.13%	2.56%
C Shares	0.01%	2.30%	1.94%
I Shares	0.99%	3.31%	2.75%
I Shares Returns After Taxes on Distributions	0.38%	2.34%	1.77%
I Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.91%	2.30%	1.79%
Barclays Capital 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	1.55%	3.71%	3.27%

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.